Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Mar. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, authorized shares (in Shares)	[1]	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	[1]	14,500,000	14,500,000
Ordinary shares, shares outstanding (in Shares)	[1]	14,500,000	14,500,000

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 16.